Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2020
Investments in Associates and Joint Ventures
Investments in Associates and Joint Ventures

10.Investments in Associates and Joint Ventures

At December 31, 2020 and 2019, the Group had the following investments in associates and joint ventures accounted for by the equity method:

	Ownership
	as of
	December 31,
	2020	2020		2019
Associates:
UHI (1)	35.9%	Ps.	21,424,180	Ps.	8,189,662
OCEN and subsidiaries (2)	40.0%		556,251		693,970
Other			113,905		115,161
Joint ventures:
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries (“GTAC”) (3)	33.3%		514,731		567,165
Periódico Digital Sendero, S.A.P.I. de C.V. and subsidiary (collectively, “PDS”)(4)	50.0%		204,464		196,474
		Ps.	22,813,531	Ps.	9,762,432

(1)

The Group accounts for its investment in common stock of UHI, the parent company of Univision, under the equity method due to the Group’s ability to exercise significant influence, as defined under IFRS Standards, over UHI’s operations. Beginning on December 29, 2020, the Group had the ability to exercise significant influence over the operating and financial policies of UHI because (i) it owns 5,701,335 Class "A" shares of common stock of UHI, representing 35.9% on a fully-diluted of the outstanding shares of UHI and 40.6% of the voting shares of UHI as of December 31, 2020, as a result of exercising all of its outstanding warrants for common stock of UHI on that date; and (ii) it has three officers of the Company designated as members of the Board of Directors of UHI, which is composed of nine directors. Before December 29, 2020, the Group had the ability to exercise significant influence over the operating and financial policies of UHI because (i) it owned 1,110,382 Class “C” shares of common stock of UHI, representing 10% of the outstanding total shares of UHI and 14% of the voting shares of UHI, and 4,590,953 warrants issued by UHI, which upon their exercise and together with the current investment in shares of UHI, represented approximately 36% on a fully-diluted, as-converted basis of the equity capital in UHI, subject to certain conditions, laws and regulations; and (ii) it had three officers and one director of the Company designated as members of the Board of Directors of UHI, which was composed of 19 directors of 22 available Board seats. The Group is also a party to a Program Licensing Agreement (“PLA”), as amended, with Univision, pursuant to which Univision has the right to broadcast certain Televisa content in the United States, and to another program license agreement pursuant to which the Group has the right to broadcast certain Univision’s content in Mexico, in each case through 7.5 years after the Group has voluntarily sold two-thirds of its initial investment made in UHI in December 2010. On February 25, 2020, UHI, Searchlight Capital Partners, LP ("Searchlight"), a global private investment firm, and ForgeLight LLC ("ForgeLight"), an operating and investment company focused on the media and consumer technology sectors, announced a definitive agreement in which Searchlight and ForgeLight would acquire a majority ownership interest in UHI from all stockholders of UHI other than the Group. Terms of the transaction were not disclosed. The Group elected to retain its approximately 36% stake in UHI's equity upon exercise of its warrants on a fully-diluted, as-converted basis. Under the terms of the acquisition, Searchlight and ForgeLight would purchase the remaining 64% ownership interest from the other stockholders of UHI. The transaction, which was subject to customary closing conditions including receipt of regulatory approvals, closed on December 29, 2020. In conjunction with this transaction and a related decline in the estimated fair value of the Group's investment in warrants issued by UHI, the Company's management recognized an impairment loss in the amount of Ps.5,455,356 that decreased the carrying value of the Group's investment in shares of UHI in the first quarter of 2020. This impairment adjustment was accounted for in share of income or loss of associates and joint ventures in the Group's consolidated statement of income for the year ended December 31, 2020 (see Notes 1, 2 (a), 9, 15, 20 and 23).

(2)

OCEN is a majority-owned subsidiary of CIE, and is engaged in the live entertainment business in Mexico, Central America and Colombia. In July 2019, the Group announced the sale of its 40% equity interest in OCEN to Live Nation Entertainment, Inc., and classified this non-current investment as current assets held for sale. As a result, the Group discontinued the use of the equity method to account for the investment in this associate beginning on August 1, 2019. In 2019, the stockholders of OCEN approved the payment of dividends in the aggregate amount of Ps.1,931,000,  of which Ps.772,400 were paid to the Group, as well as a capital reduction in the amount of Ps.200,466, of which Ps.80,186 were paid to the Group. In 2020 and 2018, the stockholders of OCEN did not pay any dividends. Beginning on May 31, 2020, the Company (i) ceased to classify the assets of OISE Entretenimiento, including the investment in OCEN, as current assets held for sale; (ii) began to classify its equity interest in OCEN as an investment in associates and joint ventures in its consolidated statement of financial position; (iii) recognized its share of income of OCEN, which was discontinued from August 1, through December 31, 2019, in consolidated retained earnings as of January 1, 2020 in the amount of Ps.147,975; (iv) began to recognize its share of income or loss of OCEN for the year ended December 31, 2020; and (v) restated for comparison purposes its previously reported consolidated statement of financial position as of December 31, 2019, which included its investment in OCEN as current assets held for sale, to conform with the current classification of this asset as investments in associates and joint ventures. As of December 31, 2020 and 2019, the investment in OCEN included goodwill of Ps.359,613 (see Notes 3 and 20).

(3)

GTAC was granted a 20‑year contract for the lease of a pair of dark fiber wires held by the Mexican Federal Electricity Commission and a concession to operate a public telecommunications network in Mexico with an expiration date in 2030. GTAC is a joint venture in which a subsidiary of the Company, a subsidiary of Grupo de Telecomunicaciones Mexicanas, S.A. de C.V. and a subsidiary of Megacable, S.A. de C.V. have an equal equity participation of 33.3%. In June 2010, a subsidiary of the Company entered into a long-term credit facility agreement to provide financing to GTAC for up to Ps.688,217 , with an annual interest rate of the Mexican Interbank Interest Rate (“Tasa de Interés Interbancaria de Equilibrio” or “TIIE”) plus 200 basis points. Under the terms of this agreement, principal and interest are payable at dates agreed by the parties, between 2013 and 2021. As of December 31, 2020 and 2019, GTAC had used a principal amount of Ps.688,183, under this credit facility. During the year ended December 31, 2020, GTAC paid principal and interest to the Group in connection with this credit facility in the aggregate principal amount of Ps.123,390 . During the year ended December 31, 2019, GTAC paid principal and interest to the Group in connection with this credit facility in the aggregate principal amount of Ps.114,574. Also, a subsidiary of the Company entered into supplementary long-term loans to provide additional financing to GTAC for an aggregate principal amount of Ps.946,128, with an annual interest of TIIE plus 200 basis points computed on a monthly basis and payable on an annual basis or at dates agreed by the parties. Under the terms of these supplementary loans, principal amounts can be prepaid at dates agreed by the parties before their maturities between 2023 and 2030. During the years ended December 31, 2020 and 2019, GTAC paid principal and interest to the Group in connection with this credit facility in the aggregate principal amount of Ps.122,656 and Ps.86,321, respectively. The net investment in GTAC as of December 31, 2020 and 2019, included amounts receivable in connection with this long-term credit facility and supplementary loans to GTAC in the aggregate amount of Ps.821,253 and Ps.872,317, respectively. These amounts receivable are in substance a part of the Group’s net investment in this investee (see Note 15).

(4)

The Group accounts for its investment in PDS under the equity method, due to its 50% interest in this joint venture. In September 2017, PDS acquired substantially all of the equity interest in Now New Media, S.A.P.I. de C.V., an online news website in Mexico City, in the aggregate amount of Ps.81,749. As of December 31, 2020 and 2019, the Group’s investment in PDS included intangible assets and goodwill in the aggregate amount of Ps.113,837 (see Note 3).

A roll forward of investments in associates and joint ventures for the years ended December 31, 2020 and 2019, is presented as follows:

	2020		2019
At January 1	Ps.	9,762,432	Ps.	10,546,728
Impairment loss in investment in shares of UHI		(5,455,356)		—
Share of (loss) or income of associates and joint ventures, net		(284,312)		581,023
Dividends from OCEN		—		(772,400)
Long-term loans granted to GTAC, net		132,926		172,223
Foreign currency translation adjustments		1,360,735		(337,742)
GTAC payments of principal and interest		(246,046)		(200,895)
Capital stock reduction in OCEN		—		(80,186)
Exercise of warrants for UHI shares		17,387,699		—
Additional share of income of OCEN (see Note 3)		147,975		—
Other		7,478		(146,319)
At December 31	Ps.	22,813,531	Ps.	9,762,432

IFRS summarized financial information of UHI as of December 31, 2020 and 2019, and for the years ended December 31, 2020, 2019 and 2018, including adjustments made by the Group when using the equity method, such as purchase price adjustments at the time of acquisition, impairment adjustments and adjustments for differences in accounting policies, is set forth below.

IFRS summarized financial information of UHI as of December 31, 2020 and 2019 (amounts in thousands of U.S. dollars):

	2020		2019
Current assets	U.S.$	1,470,301	U.S.$	1,199,800
Non-current assets		8,249,358		8,521,477
Total assets		9,719,659		9,721,277
Current liabilities		712,300		554,700
Non-current liabilities		8,630,459		8,720,377
Total liabilities		9,342,759		9,275,077
Total net assets	U.S.$	376,900	U.S.$	446,200

The table below reconciles the summarized financial information of UHI to the carrying amount of the Group´s interest in UHI as of December 31, 2020 and 2019 (amounts in thousands of U.S. dollars):

	2020		2019
Ownership as of December 31		35.9%		10%
Group's share of net assets	U.S.$	135,307	U.S.$	44,568
Group's share of net assets	Ps.	2,699,282	Ps.	841,619
Goodwill		18,687,080		7,426,968
Adjustments for differences in accounting policies		37,818		(78,925)
Carrying amount of the Group´s interest in UHI	Ps.	21,424,180	Ps.	8,189,662

IFRS summarized financial information of UHI for the years ended December 31, 2020, 2019 and 2018 (amounts in thousands of U.S. dollars):

	2020		2019		2018
Revenue	U.S.$	2,541,900	U.S.$	2,687,900	U.S.$	2,713,800
Profit from continuing operations		36,400		290,200		161,000
Post-tax loss from discontinued operations		—		(13,200)		(148,900)
Net income		36,400		277,000		12,100
Other comprehensive (loss) income		(23,700)		(99,000)		15,410
Total comprehensive income		12,700		178,000		27,510
Dividends received from UHI	U.S.$	—	U.S.$	—	U.S.$	—

The table below reconciles the summarized financial information of UHI to the carrying amount of the Group´s interest in UHI for the years ended December 31, 2020, 2019 and 2018 (amounts in thousands of U.S. dollars):

	2020		2019		2018
Net income (10%)	U.S.$	3,635	U.S.$	27,668	U.S.$	1,208
Other comprehensive (loss) income (10%)		(2,367)		(9,889)		1,538

Net income (10%)	Ps.	78,133	Ps.	532,896	Ps.	23,258
Other comprehensive (loss) income (10%)		(50,872)		(190,457)		29,620
Adjustments for differences in accounting policies:
Net (loss) income		(79,163)		(55,058)		166,044
Other comprehensive loss		(6,657)		(45,263)		(76,521)
Group's interest in UHI:
Net (loss) income		(1,030)		477,838		189,302
Other comprehensive loss		(57,529)		(235,720)		(46,901)
Impairment loss in investment in shares of UHI	Ps.	(5,455,356)	Ps.	—	Ps.	—

Combined condensed balance sheet information related to the Group’s share in associates other than UHI as of December 31, 2020 and 2019, including adjustments made by the Group when using the equity method, such as fair value adjustments made at the time of acquisition, is set forth below:

	2020		2019
Current assets	Ps.	923,784	Ps.	1,454,771
Non-current assets		967,584		920,140
Total assets		1,891,368		2,374,911
Current liabilities		1,229,246		1,439,238
Non-current liabilities		315,260		426,043
Total liabilities		1,544,506		1,865,281
Net assets	Ps.	346,862	Ps.	509,630
Goodwill		359,613		359,613
Adjustments for differences in accounting policies		(36,319)		(60,112)
Carrying amount of the Group´s interest in associates	Ps.	670,156	Ps.	809,131

Combined condensed balance sheet information related to the Group’s share in joint ventures as of December 31, 2020 and 2019, including adjustments made by the Group when using the equity method, such as fair value adjustments made at the time of acquisition, is set forth below:

	2020		2019
Current assets	Ps.	151,151	Ps.	155,628
Non-current assets		541,861		599,856
Total assets		693,012		755,484
Current liabilities		45,320		43,556
Non-current liabilities		860,357		924,759
Total liabilities		905,677		968,315
Net assets	Ps.	(212,665)	Ps.	(212,831)
Goodwill		113,837		113,837
Adjustments for differences in accounting policies		(3,230)		(9,684)
Long-term loans granted to GTAC, net		821,253		872,317
Carrying amount of the Group´s interest in joint ventures	Ps.	719,195	Ps.	763,639

The Group recognized its share of comprehensive (loss) income of associates and joint ventures other than UHI for the years ended December 31, 2020, 2019 and 2018, as follows:

		2020		2019		2018
Share of (loss) income of associates and joint ventures, net	Ps.	(283,282)	Ps.	103,185	Ps.	343,631
Share of other comprehensive (loss) income of associates and joint ventures:
Foreign currency translation adjustments, net		1,757		(2,556)		2,987
Other items of comprehensive loss, net		(5,261)		2,117		(3,399)
		(3,504)		(439)		(412)
Share of comprehensive (loss) income of associates and joint ventures	Ps.	(286,786)	Ps.	102,746	Ps.	343,219